STADION INVESTMENT TRUST

Stadion Tactical Growth Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)	Stadion Tactical Defensive Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)	Stadion Alternative Income Fund Class A Shares (TACFX) Class C Shares (TACCX) Class I Shares (TACSX)
Stadion Defensive International Fund Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)	Stadion Managed Risk 100 Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)

SUPPLEMENT
Dated February 29, 2016

This Supplement updates the following, as described below:

•	the Prospectus, dated September 28, 2015 (as supplemented from time to time, the “Prospectus”), for the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternative Income Fund, Stadion Defensive International Fund and Stadion Managed Risk 100 Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), and

•	the Statement of Additional Information, dated September 28, 2015 (as supplemented from time to time, the “SAI”), for the Funds.

PROSPECTUS

The following changes are made to the Prospectus:

1.            The section titled “Management of the Fund” on page 36 of the Prospectus is deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Income Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Income Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since December 2012
William McGough, CFA	Senior Vice President – Portfolio Management	Since June 2015
Clayton Fresk, CFA	Portfolio Manager	Since June 2015
Clayton Shiver, CFA	Portfolio Manager	Since February 2016

For important information about the purchase and sale of Income Fund shares, tax information, and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 56 of this Prospectus.

2.            The section titled “Income Fund Portfolio Managers” on page 60 of the Prospectus is deleted in its entirety and replaced with the following:

Income Fund Portfolio Managers

The Income Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Clayton Fresk, CFA, William McGough, CFA, and Clayton Shiver, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Fresk was a member of the portfolio management team from inception in December 2012 until April 2015, and rejoined in June 2015. Mr. Thompson joined the portfolio management team in 2012, Mr. McGough joined the portfolio management team in 2015, and Mr. Shiver joined the portfolio management team in 2016.

STATEMENT OF ADDITIONAL INFORMATION

The following changes are made to the SAI:

1.	Under the section titled “Portfolio Managers” on page 36 of the SAI, the sub-section titled “Income Fund” is deleted in its entirety and replaced with the following:

Income Fund: A management team consisting of Brad A. Thompson, CFA, Clayton Fresk, CFA, William McGough, CFA and Clayton Shiver, CFA, is responsible for the day-to-day management of the portfolio.

2.	Under the section titled “Ownership of Fund Shares” on page 37 of the SAI, the table row detailing Clayton Shiver’s beneficial ownership of Fund shares is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Name of Fund	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares of All Funds Owned
Clayton Shiver*	Growth Fund	A
	Defensive Fund	A
	Alternative Fund	A
	Income Fund	A
	International Fund	A
	Managed Fund	A
A
*	Information as of December 31, 2015

3.	Under the section titled “Other Accounts” on page 38 of the SAI, the table row detailing Clayton Shiver’s other accounts managed is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed
Clayton Shiver*	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 27 64,101	- $1,215 million $1,838 million
*	Information as of December 31, 2015

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE